Note 4 - Equipment, Furniture, and Leasehold Improvements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Dec. 31, 2014
Equipment [Member]
Useful life	5 years
Property and equipment, gross	$ 454		$ 367
Computer Equipment [Member]
Useful life	3 years
Property and equipment, gross	$ 56		39
Furniture and Fixtures [Member]
Useful life	7 years
Property and equipment, gross	$ 24		13
Property and equipment, gross	534		419
Less: Accumulated depreciation and amortization	(295)		(232)
Property and equipment, net	$ 239 [1]	$ 254	$ 187

[1]	The condensed consolidated balance sheet as of December 31, 2015 has been derived from the audited consolidated financial statements as of that date.